PP&E (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PP&E
PP&E	$ 5,281,751	$ 6,033,942
Net carrying value
PP&E
PP&E	5,337,858	6,098,939
PP&ES | Impairment allowance
PP&E
PP&E	(16,761)	(6,585)	$ (6,380)
PP&ES | Net carrying value
PP&E
PP&E	5,337,858	6,098,939
Materials | Impairment allowance
PP&E
PP&E	(39,346)	(58,412)
Materials | Net carrying value
PP&E
PP&E	$ 433,047	$ 570,102